UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: 811-21422

Trust for Advised Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, Wisconsin 53202
(Address of principal executive offices) (Zip code)

Christopher E. Kashmerick
Trust for Advised Portfolios
2020 East Financial Way, Suite 100
Glendora, CA 91741
 (Name and address of agent for service)

(626) 914-7385
Registrant's telephone number, including area code

Date of fiscal year end: June 30

Date of reporting period:  September 30, 2019

Item 1. Schedule of Investments.

Zevenbergen Genea Fund
SCHEDULE OF INVESTMENTS
As of September 30, 2019 (Unaudited)

Number of
Shares		Value
	COMMON STOCKS ― 100.0%
	CONSUMER DISCRETIONARY ― 47.8%
1,300	Amazon.com, Inc. (a)	$2,256,683
28,700	Chegg, Inc. (a)	859,565
30,900	Chewy, Inc. (a)	759,522
19,300	Etsy, Inc. (a)	1,090,450
36,000	Jumia Technologies AG ― ADR (a)	285,480
19,400	Lyft, Inc. (a)	792,296
3,455	MercadoLibre, Inc. (a)	1,904,500
7,200	Netflix, Inc. (a)	1,926,864
29,800	Revolve Group, Inc. (a)	696,426
8,280	Tesla, Inc. (a)	1,994,403
24,000	The RealReal, Inc. (a)	536,640
9,100	Trade Desk, Inc. (The) (a)	1,706,705
13,250	Uber Technologies, Inc. (a)	403,728
12,075	Wayfair Inc. (a)	1,353,849
		16,567,111
	CONSUMER STAPLES ― 2.5%
35,800	Tilray, Inc. (a)	885,692

	FINANCIAL SERVICES ― 13.6%
11,400	PayPal Holdings, Inc. (a)	1,180,926
31,100	Square, Inc. (a)	1,926,645
54,000	Zillow Group, Inc. Class C (a)	1,610,280
		4,717,851
	PRODUCER DURABLES ― 2.8%
16,900	Axon Enterprise, Inc. (a)	959,582

	TECHNOLOGY ― 33.3%
7,800	Alibaba Group Holding Limited ― ADR (a)	1,304,394
6,400	Facebook, Inc. Class A (a)	1,139,712
3,700	MongoDB, Inc. (a)	445,776
10,800	NVIDIA Corporation	1,879,956
14,850	Okta, Inc. (a)	1,462,131
27,000	Pinterest, Inc. (a)	714,150
5,400	ServiceNow, Inc. (a)	1,370,790
7,600	Shopify Inc. (a)	2,368,616
30,200	Snap Inc. (a)	477,160
9,000	Tencent Holdings Ltd. ― ADR	374,670
		11,537,355

TOTAL COMMON STOCKS
(Cost $31,078,580)	$34,667,591

TOTAL INVESTMENTS ― 100.0%
(Cost $31,078,580)	34,667,591
Liabilities in Excess of Other Assets ― 0.0%	(11,571)
TOTAL NET ASSETS ― 100.0%	$34,656,020

ADR American Depositary Receipt.
(a) Non Income Producing.

Zevenbergen Growth Fund
SCHEDULE OF INVESTMENTS
As of September 30, 2019 (Unaudited)

Number of
Shares		Value
	COMMON STOCKS ― 100.4%
	CONSUMER DISCRETIONARY ― 41.1%
730	Amazon.com, Inc. (a)	$1,267,214
10,000	Chegg, Inc. (a)	299,500
14,700	Chewy, Inc. (a)	361,326
2,200	lululemon athletica inc. (a)	423,566
7,325	Lyft, Inc. (a)	299,153
1,650	MercadoLibre, Inc. (a)	909,529
3,900	Netflix, Inc. (a)	1,043,718
8,450	Revolve Group, Inc. (a)	197,477
5,265	Shake Shack Inc. (a)	516,181
4,000	Tesla, Inc. (a)	963,480
4,600	Trade Desk, Inc. (The) (a)	862,730
11,550	Uber Technologies, Inc. (a)	351,929
3,350	Wayfair Inc. (a)	375,602
		7,871,405
	CONSUMER STAPLES ― 1.3%
10,200	Tilray, Inc. (a)	252,348

	FINANCIAL SERVICES ― 11.1%
6,500	Goosehead Insurance, Inc.	320,775
8,150	PayPal Holdings, Inc. (a)	844,259
6,800	Square, Inc. (a)	421,260
17,900	Zillow Group, Inc. Class C (a)	533,778
		2,120,072
	HEALTH CARE ― 13.5%
4,000	BioMarin Pharmaceutical Inc. (a)	269,600
12,390	Exact Sciences Corporation (a)	1,119,684
1,025	Sage Therapeutics, Inc. (a)	143,797
15,400	Teladoc Health, Inc. (a)	1,042,888
		2,575,969
	PRODUCER DURABLES ― 5.1%
875	CoStar Group, Inc. (a)	519,050
4,600	Paylocity Holding Corp. (a)	448,868
		967,918
	TECHNOLOGY ― 28.3%
1,900	Adobe Inc. (a)	524,875
3,450	Alibaba Group Holding Limited. ― ADR (a)	576,943
4,450	Facebook, Inc. Class A (a)	792,456
3,825	NVIDIA Corporation	665,818
6,000	Okta, Inc. (a)	590,760
12,900	Pluralsight, Inc. (a)	216,656
2,475	RingCentral, Inc. (a)	311.008
2,100	ServiceNow, Inc. (a)	533,085
3,850	Shopify Inc. (a)	1,199,891
		5,411,492
	TOTAL COMMON STOCKS
	(Cost $14,945,653)	$19,199,204

	SHORT-TERM INVESTMENTS ― 0.6%
114,313	First American U.S. Treasury Money Market Fund, Class Z, 1.83% (b)	114,313
	TOTAL SHORT-TERM INVESTMENTS (Cost $114,313)	$114,313

	TOTAL INVESTMENTS ― 101.0% (Cost $15,059,966)	19,313,517
	Liabilities in Excess of Other Assets ― (1.0)%	(187,975)
	TOTAL NET ASSETS ― 100.0%	$19,125,542

ADR American Depositary Receipt.
(a) Non Income Producing.
(b) Variable rate security. The rate disclosed is the annualized seven-day effective yield as of September 30, 2019.

Valuation of Investments (Unaudited)

The Zevenbergen Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). The inputs or methodology used in determining the value of each Fund’s investments are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized into three broad categories as defined below:

Level 1 - Quoted prices in active markets for identical securities.  An active market for a security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis.  A quoted price in an active market provides the most reliable evidence of fair value.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 - Significant unobservable inputs, including the Funds' own assumptions in determining fair value of investments.

Equity Securities that are traded on a national securities exchange are stated at the last reported sales price on the day of valuation.  To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Short-term investments classified as money market instruments are valued at NAV. These investments are categorized as Level 1 of the fair value hierarchy.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the fair values of the Funds’ consolidated investments in each category investment type as of September 30, 2019:

Zevenbergen Genea Fund

Description	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$34,667,591	$-	$-	$34,667,591
Total	$34,667,591	$-	$-	$34,667,591
Zevenbergen Growth Fund
Description	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$19,199,204	$-	$-	$19,119,204
Short-Term Investments	114,313	-	-	114,313
Total	$19,313,517	$-	$-	$19,313,517

Please refer to the Schedule of Investments for further classification.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Trust for Advised Portfolios

By  /s/ Christopher E. Kashmerick
Christopher E. Kashmerick, President and Principal Executive Officer

Date  November 26, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By  /s/ Russell B. Simon
Russell B. Simon, Treasurer and Principal Financial Officer

Date  November 26, 2019